The Gabelli Go Anywhere Trust

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 77.5%
	Health Care — 9.0%
40,000	Achaogen Inc.†	$480
2,500	Allergan plc.	420,725
11,000	Bausch Health Cos. Inc.†	240,350
10,000	Celgene Corp.†	993,000
14,000	Clovis Oncology Inc.†	55,020
1,000	Covetrus Inc.†	11,890
43,000	Cutera Inc.†	1,256,890
6,500	Idorsia Ltd.†	159,822
500	Incyte Corp.†	37,115
3,500	IntriCon Corp.†	68,040
1,000	Johnson & Johnson	129,380
10,000	NeoGenomics Inc.†	191,200
9,000	Pacific Biosciences of California Inc.†	46,440
18,000	Patterson Cos. Inc.	320,760
3,500	Spark Therapeutics Inc.†	339,430

		4,270,542

	Machinery — 6.8%
24,000	Astec Industries Inc.	746,400
100,000	CNH Industrial NV, Borsa Italiana	1,018,017
100,000	CNH Industrial NV, New York	1,015,000
39,000	Twin Disc Inc.†	413,010

		3,192,427

	Energy and Utilities — 6.3%
1,000	Buckeye Partners LP	41,090
8,500	CNX Resources Corp.†	61,710
500	Connecticut Water Service Inc.	35,030
6,000	Dominion Energy Inc.	486,240
5,000	Dril-Quip Inc.†	250,900
10,000	El Paso Electric Co.	670,800
50,000	Mueller Water Products Inc., Cl. A	562,000
8,200	National Fuel Gas Co.	384,744
18,000	The AES Corp.	294,120
3,472	UGI Corp.	174,537
1,000	Valener Inc.	19,617
150,000	Weatherford International plc†	4,170

		2,984,958

	Diversified Industrial — 5.0%
3,000	Ampco-Pittsburgh Corp.†	11,040
17,000	EnPro Industries Inc.	1,167,050
7,000	Griffon Corp.	146,790
8,000	Myers Industries Inc.	141,200
14,400	Textron Inc.	705,024
9,000	Trinity Industries Inc.	177,120

		2,348,224

	Food and Beverage — 4.7%
2,400	Chr. Hansen Holding A/S	203,704
20,000	Cott Corp.	249,400
50,000	Davide Campari-Milano SpA.	451,786

Shares		Market Value
1,400	Diageo plc, ADR	$228,928
13,300	Farmer Brothers Co.†	172,235
1,000	Fomento Economico Mexicano SAB de CV, ADR	91,580
1,000	National Beverage Corp.	44,360
1,000	Nestlé SA	108,492
1,100	Pernod Ricard SA	195,908
1,600	Remy Cointreau SA	212,410
2,400	The J.M. Smucker Co.	264,048

		2,222,851

	Telecommunications — 4.6%
8,400	Acacia Communications Inc.†	549,360
10,000	CenturyLink Inc.	124,800
6,000	Inmarsat plc	43,142
7,500	Millicom International Cellular SA, SDR	363,875
3,000	Parrot SA†	9,908
56,023	Sistema PJSFC, GDR	216,473
50,000	Sprint Corp.†	308,500
4,400	United States Cellular Corp.†	165,352
30,000	VEON Ltd., ADR	72,000
9,000	Zayo Group Holdings Inc.†	305,100

		2,158,510

	Financial Services — 4.5%
6,000	Citigroup Inc.	414,480
500	Entegra Financial Corp.†	15,020
7,500	Flushing Financial Corp.	151,537
4,086	Icahn Enterprises LP	262,321
1,000	LegacyTexas Financial Group Inc.	43,530
42,000	MoneyGram International Inc.†	167,160
6,312	Steel Partners Holdings LP†	80,794
10,000	The Bank of New York Mellon Corp.	452,100
1,000	The PNC Financial Services Group Inc.	140,160
4,000	Waddell & Reed Financial Inc., Cl. A	68,720
6,500	Wells Fargo & Co.	327,860

		2,123,682

	Equipment and Supplies — 4.2%
10,000	CIRCOR International Inc.†	375,500
15,000	Flowserve Corp.	700,650
26,800	Mueller Industries Inc.	768,624
1,000	Stratasys Ltd.†	21,305
3,800	The Eastern Co.	94,316

		1,960,395

	Consumer Products — 3.7%
12,500	Edgewell Personal Care Co.†	406,125
10,000	Energizer Holdings Inc.	435,800
15,000	Mattel Inc.†	170,850
38,000	Newell Brands Inc.	711,360

		1,724,135

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The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services — 3.4%
500	Altran Technologies SA	$7,853
1,000	Business & Decision†	7,957
19,500	Diebold Nixdorf Inc.†	218,400
23,000	Digi International Inc.†	313,260
700	GrubHub Inc.†	39,347
45,000	Hewlett Packard Enterprise Co.	682,650
2,000	Rockwell Automation Inc.	329,600

		1,599,067

	Entertainment — 3.3%
3,000	Cherry AB, Cl. B†(a)	26,513
45,000	Grupo Televisa SAB, ADR	440,100
1,250	International Speedway Corp., Cl. A	56,263
3,000	Liberty Media Corp.- Liberty Braves, Cl. A†	83,490
3,000	Liberty Media Corp.- Liberty Braves, Cl. C†	83,250
12,039	Reading International Inc., Cl. A†	143,986
439	Reading International Inc., Cl. B†	10,975
28,800	Sirius XM Holdings Inc.	180,144
12,000	Viacom Inc., Cl. A	315,120
10,000	Viacom Inc., Cl. B	240,300

		1,580,141

	Building and Construction — 3.1%
3,333	Arcosa Inc.	114,022
22,000	Armstrong Flooring Inc.†	140,580
2,000	Bouygues SA	80,112
24,500	Herc Holdings Inc.†	1,139,495

		1,474,209

	Publishing — 3.0%
7,000	Axel Springer SE†	480,670
20,000	Meredith Corp.	733,200
15,257	The E.W. Scripps Co., Cl. A	202,613

		1,416,483

	Specialty Chemicals — 2.6%
24,000	GCP Applied Technologies Inc.†	462,000
1,000	Hexion Holdings Corp., Cl. B†	11,250
2,200	Oil-Dri Corp. of America	74,932
10,000	OMNOVA Solutions Inc.†	100,700
6,000	Valvoline Inc.	132,180
8,000	Versum Materials Inc.	423,440

		1,204,502

Shares		Market Value
	Retail — 2.2%
3,000	Cars.com Inc.†	$26,940
46,000	GNC Holdings Inc., Cl. A†	98,440
27,012	Hertz Global Holdings Inc.†	373,846
4,000	Ingles Markets Inc., Cl. A	155,440
20,000	J.C. Penney Co. Inc.†	17,778
30,000	Lands’ End Inc.†	340,350
2,500	Rite Aid Corp.†	17,375

		1,030,169

	Agriculture — 2.2%
18,000	Bunge Ltd.	1,019,160

	Real Estate — 1.9%
500	Condor Hospitality Trust Inc., REIT	5,525
1,000	Cousins Properties Inc., REIT	37,590
15,500	Griffin Industrial Realty Inc.	588,225
37,000	Trinity Place Holdings Inc.†	148,000
2,400	Vastned Retail Belgium NV, REIT	117,192

		896,532

	Cable and Satellite — 1.9%
3,000	Intelsat SA†	68,400
38,000	Iridium Communications Inc.†	808,640

		877,040

	Automotive: Parts and Accessories — 1.2%
2,500	Dana Inc.	36,100
8,000	Modine Manufacturing Co.†	90,960
7,000	Navistar International Corp.†	196,770
30,000	Uni-Select Inc.	249,991

		573,821

	Home Furnishings — 0.9%
10,003	Bassett Furniture Industries Inc.	153,046
4,000	Hunter Douglas NV	259,845

		412,891

	Hotels and Gaming — 0.7%
5,000	International Game Technology plc	71,050
800	Ryman Hospitality Properties Inc., REIT	65,448
1,600	Wynn Resorts Ltd.	173,952

		310,450

	Semiconductors — 0.6%
2,800	Mellanox Technologies Ltd.†	306,852

	Aerospace — 0.5%
4,000	Allied Motion Technologies Inc.	141,240
500	Latecoere SACA†	2,093
10,000	Wesco Aircraft Holdings Inc.†	110,100

		253,433

2

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Metals and Mining — 0.4%
500	Allegheny Technologies Inc.†	$10,125
10,000	Freeport-McMoRan Inc.	95,700
17,000	TimkenSteel Corp.†	106,930

		212,755

	Transportation — 0.3%
475	DSV Panalpina A/S	45,198
1,000	GATX Corp.	77,530

		122,728

	Materials — 0.2%
10,000	Canfor Corp.†	117,221

	Media — 0.2%
2,500	Sinclair Broadcast Group Inc., Cl. A	106,850

	Airlines — 0.1%
2,000	WestJet Airlines Ltd.	46,194

	Consumer Services — 0.0%
100	Sotheby’s†	5,698

	Electronics — 0.0%
107	II-VI Inc.†	3,767

	TOTAL COMMON STOCKS	36,555,687

	CLOSED-END FUNDS — 0.1%
3,000	Altaba Inc.	58,440

	RIGHTS — 0.1%
	Health Care — 0.0%
25,000	Innocoll, CVR†(a)	0
10,000	Ipsen SA/Clementia, CVR†(a)	13,500
3,600	Ocera Therapeutics, CVR†(a)	1,404

		14,904

	Metals and Mining — 0.1%
67,000	Pan American Silver Corp., CVR†	40,200

	TOTAL RIGHTS	55,104

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 0.5%
	Diversified Industrial — 0.3%
$ 100,000	Chart Industries Inc., 1.000%, 11/15/24(b)	$125,624

	Telecommunications — 0.2%
100,000	Gogo Inc., 6.000%, 05/15/22(b)	119,615

	TOTAL CONVERTIBLE CORPORATE BONDS	245,239

	U.S. GOVERNMENT OBLIGATIONS — 21.8%
10,302,000	U.S. Treasury Bills, 1.762% to 2.126%††, 10/10/19 to 12/26/19	10,276,379

	TOTAL INVESTMENTS — 100.0% (Cost $47,521,184)	$47,190,849

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

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